Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 68,773	$ 36,522
Interest-earning bank balances	51,049	150,704
Cash and cash equivalents	119,822	187,226
Investment securities available for sale (amortized cost of $514,488 and $483,255 at December 31, 2011 and 2010, respectively)	515,545	472,864
Investment securities held to maturity (estimated fair value of $1,413 and $3,155 at December 31, 2011 and 2010, respectively)	1,344	3,039
Loans receivable (net of allowance for loan losses of $41,667 and $81,713 at December 31, 2011 and 2010, respectively)	2,249,455	2,439,633
Loans held-for-sale	23,192	13,824
Restricted equity investments	15,826	17,590
Bank properties and equipment, net	54,756	53,428
Real estate owned, net	5,020	3,913
Accrued interest receivable	8,912	10,004
Goodwill	38,188	38,188
Intangible assets, net	6,947	10,631
Deferred taxes, net	0	4,245
Bank owned life insurance (BOLI)	74,871	74,656
Other assets	70,038	88,305
Total assets	3,183,916	3,417,546
LIABILITIES
Deposits	2,667,977	2,940,460
Securities sold under agreements to repurchase - customers	5,668	6,307
Advances from the Federal Home Loan Bank of New York (FHLBNY)	2,733	3,999
Securities sold under agreements to repurchase - FHLBNY	15,000	15,000
Obligation under capital lease	7,868	8,111
Junior subordinated debentures	92,786	92,786
Deferred taxes, net	432	0
Other liabilities	82,369	82,641
Total liabilities	2,874,833	3,149,304
Commitments and contingencies (see Note 18)
SHAREHOLDERS' EQUITY
Preferred stock, $1 par value, 1,000,000 shares authorized, none issued
Common stock, $1 par value, 200,000,000 shares authorized; 87,825,038 shares issued and 85,718,315 shares outstanding at December 31, 2011; 52,463,594 shares issued and 50,356,871 shares outstanding at December 31, 2010	87,825	52,464
Additional paid-in capital	504,508	438,335
Retained deficit	(257,520)	(190,015)
Accumulated other comprehensive income (loss)	625	(6,146)
Deferred compensation plan trust	(193)	(234)
Treasury stock at cost, 2,106,723 shares at December 31, 2011 and 2010, respectively	(26,162)	(26,162)
Total shareholders' equity	309,083	268,242
Total liabilities and shareholders' equity	$ 3,183,916	$ 3,417,546